ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued advertising and marketing fee	¥ 52,371		¥ 105,638
Payable related to services fee and others	93,897		152,396
Amounts due to customers for the segregated bank balances held on their behalf	273,774		405,719
Deposit	2,575		2,913
Value added tax and surcharges	13,899		16,494
Others	30,732		43,526
Total accrued expenses and other current liabilities	¥ 467,248	$ 73,322	¥ 726,686